Related Party Balances and Transactions (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Balances and Transactions
Outstanding balance of working capital loan	$ 2,062,941	$ 2,504,034
Carrying amount of long term investment	259,197	253,443
Related Party
Related Party Balances and Transactions
Outstanding balance of working capital loan	$ 400,000	$ 200,000
Percentage of partnership interest	4.00%
Carrying amount of long term investment	$ 300,000